SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flow Statement [Abstract]
Interest paid	$ 222	$ 161	$ 136
Income taxes paid	135	96	107
Changes In Non-cash Working Capital [Abstract]
Accounts receivable	(71)	(58)	(21)
Accounts payable and other	27	131	36
Changes in non-cash working capital, net	$ (44)	$ 73	$ 15